Staff costs and Directors' remuneration - Summary of Staff Costs (Detail) - Costs by employer [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs
Wages and salaries	$ 1,604	$ 1,315	$ 1,233
Social security costs	117	86	86
Pension and other post-retirement benefits:
Defined benefit plans (note [26])	2	2	3
Defined contribution plans	53	41	36
Total staff costs	1,776	1,444	1,358
Costs borne by IHG [member]
Pension and other post-retirement benefits:
Total staff costs	646	569	500
Costs are borne by the System Fund [member]
Pension and other post-retirement benefits:
Total staff costs	341	304	242
Costs are reimbursed [member]
Pension and other post-retirement benefits:
Total staff costs	$ 789	$ 571	$ 616